Post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Pension And Post Retirement Healthcare Plans [Abstract]
Summary of fair value of plan assets

The proportions of the total fair value of assets in the pension plans for each asset class at the balance sheet date were:

	2018		2017

Equities	20.7%		32.4%
– Quoted		16.7%		28.6%
– Private		4.0%		3.8%
Bonds	63.6%		53.2%
– Government fixed income		18.0%		14.3%
– Government inflation-linked		15.5%		13.1%
– Corporate and other publicly quoted		27.1%		23.5%
– Private		3.0%		2.3%
Property	11.0%		11.2%
– Quoted property funds		5.1%		5.8%
– Unquoted property funds		5.9%		5.4%
Qualifying insurance policies	0.1%		0.2%
Cash and other	4.6%		3.0%
Total	100.0%		100.0%

Summary of maturity of defined benefit obligations

An approximate analysis of the maturity of the obligations is given in the table below:

	Pension benefits	Other benefits	2018 Total %	2017 Total %	2016 Total %

Proportion relating to current employees	20%	15%	19%	20%	21%
Proportion relating to former employees not yet retired	11%	2%	11%	11%	12%
Proportion relating to retirees	69%	83%	70%	69%	67%
Total	100%	100%	100%	100%	100%
Average duration of obligations (years)	13.4	12.7	13.4	13.9	14.3

Summary of geographical distribution of defined benefit obligations

An approximate analysis of the geographic distribution of the obligations is given in the table below:

	Pension benefits	Other benefits	2018 Total %	2017 Total %	2016 Total %

Canada	49%	39%	48%	49%	46%
UK	30%	2%	28%	27%	27%
US	11%	56%	14%	14%	16%
Switzerland	5%	0%	5%	5%	5%
Other	5%	3%	5%	5%	6%
Total	100%	100%	100%	100%	100%

Summary of total expense recognised in the income statement

Total expense recognised in the income statement

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m	2016 Total US$m

Current employer service cost for defined benefit plans	(156)	(9)	(165)	(155)	(158)
Past service (cost)/income	(34)	(2)	(36)	4	-
Curtailment gains	2	-	2	1	5
Settlement gains	5	-	5	1	-
Net interest on net defined benefit liability	(44)	(35)	(79)	(79)	(90)
Non-investment expenses paid from the plans	(15)	-	(15)	(17)	(22)
Total defined benefit expense	(242)	(46)	(288)	(245)	(265)
Current employer service cost for defined contribution and industry-wide plans	(242)	(2)	(244)	(255)	(257)
Total expense recognised in the income statement	(484)	(48)	(532)	(500)	(522)

Summary of total amount recognised in other comprehensive income before tax

Total amount recognised in other comprehensive income before tax

	2018 US$m	2017 US$m	2016 US$m

Actuarial gains/(losses)	1,382	(855)	(1,120)
Return on assets (net of interest on assets)	(527)	894	1,031
Gain/(loss) on application of asset ceiling	52	(33)	(1)
Total gain/(loss) recognised in other comprehensive income	907	6	(90)

Summary of amount recognised in balance sheet

The following amounts were measured in accordance with IAS 19 at 31 December:

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Total fair value of plan assets	13,203	-	13,203	15,257
Present value of obligations – funded	(13,482)	-	(13,482)	(16,199)
Present value of obligations – unfunded	(401)	(871)	(1,272)	(1,446)
Present value of obligations – total	(13,883)	(871)	(14,754)	(17,645)
Effect of asset ceiling	-	-	-	(111)
Net deficit to be shown in the balance sheet	(680)	(871)	(1,551)	(2,499)
Comprising:
– Deficits	(1,615)	(871)	(2,486)	(3,370)
– Surpluses	935	-	935	871
Net deficits on pension plans	(680)	-	(680)	(1,501)
Unfunded post-retirement healthcare obligation	-	(871)	(871)	(998)

Summary of funding policy and contributions to plans

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m	2016 Total US$m

Contributions to defined benefit plans	204	44	248	404	464
Contributions to defined contribution plans	242	2	244	243	240
Contributions to industry-wide plans	-	-	-	12	17
Total	446	46	492	659	721

Summary of movement in net defined benefit liability	Defined contribution plans and industry-wide plans are excluded from the movements below.

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in the net defined benefit liability
Net defined benefit liability at the start of the year	(1,501)	(998)	(2,499)	(2,542)
Amounts recognised in Income statement	(242)	(46)	(288)	(245)
Amounts recognised in Other comprehensive income	812	95	907	6
Employer contributions	204	44	248	404
Arrangements divested	(10)	-	(10)	13
Currency exchange rate loss	57	34	91	(135)
Net defined benefit liability at the end of the year	(680)	(871)	(1,551)	(2,499)

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in present value of obligation
Present value of obligation at the start of the year	(16,647)	(998)	(17,645)	(16,228)
Current employer service costs	(156)	(9)	(165)	(155)
Past service (cost)/income	(34)	(2)	(36)	4
Curtailments	2	-	2	1
Settlements	299	-	299	307
Interest on obligation	(468)	(35)	(503)	(532)
Contributions by plan participants	(24)	-	(24)	(23)
Benefits paid	871	44	915	949
Experience gains	11	21	32	7
Changes in financial assumptions gain/(loss)	1,276	73	1,349	(718)
Changes in demographic assumptions gain/(loss)	-	1	1	(144)
Arrangements divested	94	-	94	13
Currency exchange rate gain/(loss)	893	34	927	(1,126)
Present value of obligation at the end of the year	(13,883)	(871)	(14,754)	(17,645)

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in plan assets
Fair value of plan assets at the start of the year	15,257	-	15,257	13,749
Settlements	(294)	-	(294)	(306)
Interest on assets	434	-	434	459
Contributions by plan participants	24	-	24	23
Contributions by employer	204	44	248	404
Benefits paid	(871)	(44)	(915)	(949)
Non-investment expenses	(15)	-	(15)	(17)
Return on plan assets (net of interest on assets)	(527)	-	(527)	894
Arrangements divested	(161)	-	(161)	-
Currency exchange rate (loss)/gain	(848)	-	(848)	1,000
Fair value of plan assets at the end of the year	13,203	-	13,203	15,257

	Pension benefits	Other benefits	2018 Total US$m	2017 Total US$m

Change in the effect of the asset ceiling
Effect of the asset ceiling at the start of the year	(111)	-	(111)	(63)
Interest on the effect of the asset ceiling	(10)	-	(10)	(6)
Movement in the effect of the asset ceiling	52	-	52	(33)
Arrangements divested and other transfers	57	-	57	-
Currency exchange rate gain/(loss)	12	-	12	(9)
Effect of the asset ceiling at the end of the year	-	-	-	(111)

Summary of main assumptions rate for valuations of plans and sensitivity analysis

The main assumptions for the valuations of the plans under IAS 19 are set out below.

	Canada	UK	US	Switzerland
At 31 December 2018
Discount rate	3.9%	2.8%	4.2%	0.7%
Inflation (a)	1.6%	3.3%	2.0%	1.2%
Rate of increase in pensions	0.2%	2.9%	0.0%	0.0%
Rate of increase in salaries	2.9%	3.7%	3.5%	2.2%

At 31 December 2017
Discount rate	3.4%	2.3%	3.5%	0.5%
Inflation (a)	1.8%	3.2%	2.1%	1.2%
Rate of increase in pensions	0.5%	2.8%	0.0%	0.4%
Rate of increase in salaries	3.1%	3.6%	3.6%	2.2%

(a)	The inflation assumption shown for the UK is for the Retail Price Index. The assumption for the Consumer Price Index at 31 December 2018 was 2.2% (2017: 2.1%).
The results of this sensitivity analysis are summarised in the table below.

		2018		2017
		Approximate (increase)/decrease in obligations		Approximate (increase)/decrease in obligations
Assumption	Change in assumption	Pensions US$m	Other US$m	Pensions US$m	Other US$m

Discount rate	Increase of 0.5 percentage points	782	51	1,091	59
	Decrease of 0.5 percentage points	(832)	(55)	(1,169)	(63)

Inflation	Increase of 0.5 percentage points	(389)	(17)	(579)	(20)
	Decrease of 0.5 percentage points	369	15	550	18

Salary increases	Increase of 0.5 percentage points	(46)	(1)	(74)	(1)
	Decrease of 0.5 percentage points	45	1	72	1

Demographic – allowance for future improvements in longevity	Participants assumed to have the mortality rates of individuals who are one year older	381	18	509	20
	Participants assumed to have the mortality rates of individuals who are one year younger	(381)	(18)	(509)	(20)